UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22251

Hatteras VC Co-Investment Fund II, LLC
(Exact name of registrant as specified in charter)

8510 COLONNADE CENTER DRIVE SUITE 150

RALEIGH, NORTH CAROLINA 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8510 COLONNADE CENTER DRIVE SUITE 150

RALEIGH, NORTH CAROLINA 27615

(Name and address of agent for service)

Registrant's telephone number, including area code (919) 846-2324

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Hatteras VC Co-Investment Fund II, LLC

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

Descriptions of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital
Private Company:
Consumer:
Sonim Technologies, Inc. (1)(2)(3)
San Mateo, California
90,890 shares of
Common Stock	May 2016	$440,586	$614,417	19.66%
Total Consumer		440,586	614,417	19.66%

Healthcare:
Clinipace, Inc. (1)(2)(3)
Raleigh, North Carolina
100,158 shares of
Series I Preferred Stock	Sep. 2011	500,000	188,487	6.03%
Total Healthcare		500,000	188,487	6.03%

Medical Technology:
Lineagen, Inc. (1)(2)(3)
Salt Lake City, Utah
12,000 shares of
Common Stock	Jul. 2011	-	3,360	0.11%

Lineagen, Inc. (1)(2)(3)
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	288,239	9.22%

Lineagen, Inc. (1)(2)(3)
Salt Lake City, Utah
266,003 shares of
Series C Preferred Stock	Nov. 2013	266,003	266,003	8.51%
Total Medical Technology		566,003	557,602	17.84%

Software:
Kollective Technology. (1)(2)(3)
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	-	7,992	0.26%

Kollective Technology. (1)(2)(3)
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,000	120,927	3.87%

Kollective Technology. (1)(2)(3)
Sunnyvale, California
1,361,147 shares of
Series C Preferred Stock	Jan. 2012	480,193	877,219	28.07%

Posit Science Corporation (1)(2)(3)
San Fransisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	-	0.00%

Posit Science Corporation (1)(2)(3)
San Fransisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	-	0.00%

Univa Corporation (1)(2)(3)
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	469,770	15.03%

Univa Corporation (1)(2)(3)
Austin, Texas
67,937 shares of
Series II Preferred Stock	Oct. 2010	98,430	21,786	0.70%
Total Software		1,472,630	1,497,694	47.92%

Total Investments in Private Companies (United States)		2,979,219	2,858,200	91.46%

Other Assets in excess of Liabilities			266,946	8.54%

Members' Capital			3,125,146	100.00%

(1)	Non-income producing.
(2)	Portfolio holdings are subject to substantial restrictions as to resale.
(3)	Non-marketable securities

The cost and Fair value of restricted Private Company investments are $2,979,219 and $2,858,200, respectively.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table presents the Fund's fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2019.

	Level 1	Level 2	Level 3	Total
Private Company*
Preferred Stock	$-	$-	$2,232,431	$2,232,431
Common Stock	-	-	625,769	625,769
Total Private Company	$-	$-	$2,858,200	$2,858,200

*	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

The following is a coconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Preferred Stock	Common Stock	Total
Balance as of July 1, 2018	$3,204,071	$7,927	$3,211,998
Net Realized Gain (Loss)	(67,787)	(250,001)	(317,788)
Change in Unrealized Appreciation/(Depreciation)	89,383	329,914	419,297
Transfers In/(Out) of Investment Categories*	(459,612)	459,612	-
Gross Purchases	-	78,317	78,317
Gross Sales	(533,624)	-	(533,624)
Balance as of March 31, 2019	$2,232,431	$625,769	$2,858,200

*	Transfers in or out of investment categories relfect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized depreciation attributable to Level 3 investments held as of the reporting date is 296,310.

The following is a summary of quantitative information about significant unobservable input used for Level 3 fair value measurements for investments held as of March 31, 2019.

Type of Investment	Fair Value as of March 31, 2019	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Preferred Stock	554,242	Market Comparable Companies	Forward Revenue Multiple	3.80x	3.80x-3.80x	Increase
				15%	15%	Decrease
	1,678,189	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Common Stock	3,360	Market Comparable Companies	Forward Revenue Multiple	3.80x	3.80x-3.80x	Increase
				15%	15%	Decrease
	622,409	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Total Investments	2,858,200

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund's convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

The Fund's valuation procedures have been approved by and are subject to continued oversight by the Fund's Board of Managers (the “Board”). The valuation procedures are implemented by the Adviser and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)	/s/ David B Perkins
David B Perkins, President

Date	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B Perkins
David B Perkins, President

Date:	May 30, 2019

By (Signature and Title)	/s/ Allison Zollicoffer
Allison Zollicoffer, Treasurer

Date:	May 30, 2019